Stock Warrants	12 Months Ended
Dec. 31, 2023
Stock Warrants
Stock Warrants

Note 12 - Stock Warrants

Grants

Warrants for 117,903 Series A-5 Preferred Stock were granted during the year ended December 31, 2023 pursuant to the conversion of the promissory notes as described in Note 15. No warrants were granted during the year ended December 31, 2022.

The warrants contain both put and call options. The Company may call the warrants at any time following the date the warrants become exercisable. Warrants issued prior to 2023 are accounted for as a liability and remeasured to fair value at each reporting period. The liability as of December 31, 2023 and 2022 was $0 and $1,076,766, respectively. The warrants issued in 2023 with a fair value of $175,355 are accounted for as equity pursuant to FASB ASC 815 as they were issued in connection with the conversion of promissory notes to equity.

Vesting and Exercisability

The warrants vest immediately upon grant. All outstanding warrants at December 31, 2023 are exercisable at any time prior to close of business on December 31, 2024.

Valuation and Expense

The Company estimates the fair value of warrants using the Black-Scholes-Merton pricing model with the following assumptions at the reporting date:

	December 31, 2023		December 31, 2022
	Liability Classified	Equity Classified	Liability Classified
Expected volatility	97-98%	99%	89%
Expected term (in years)	0.3	1.5	1.0 - 1.5
Risk-free interest rate	5.26-5.60%	5.09%	4.41% - 4.73%
Expected dividend yield	0.00%	0.00%	0.00%

Expected volatility is estimated using the historical volatility of comparable public entities. The Company estimates the expected term using historical option exercise data to determine the expected employee exercise behavior. The risk-free interest rate is the yield on a U.S. Treasury zero-coupon issue with a remaining term equal to or approximating the expected term of the option at the grant date.

Related to the warrants, the Company recorded a benefit of $1,076,766 due to the decrease in the liability and an expense of $124,118 due to the increase in the liability during the years ended December 31, 2023 and 2022, respectively.

Details of stock warrant activity for the years ended December 31, 2023 and 2022, are as follows:

	Number of Warrants – Liability Classified	Number of Warrants – Equity Classified	Weighted Average Exercise Price
Outstanding at December 31, 2021	367,015	-	$20.00
Outstanding at December 31, 2022	367,015	-	20.00
Granted	-	117,903	20.00
Outstanding at December 31, 2023	367,015	117,903	$20.00

All warrants expire on December 31, 2024. Remaining weighted average contractual life at December 31, 2023 was one year.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022